Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenues, Net	$ 181,984	$ 200,898
Cost of Goods Sold (Exclusive of Depreciation and Amortization Shown Separately Below)	105,024	103,505
Gross Profit	76,960	97,393
Operating Expenses:
General and Administrative	64,098	60,126
Sales and Marketing	2,669	2,418
Professional Fees	9,062	7,768
Depreciation and Amortization	15,764	15,044
Impairment Expense for Intangible Assets	1,900	6,300
Total Operating Expenses	93,493	91,656
Income (Loss) from Operations	(16,533)	5,737
Other (Income) Expense:
Interest Expense	7,058	9,184
Interest Income	(288)	0
Gain on Equity Method Investments	(84)	(14)
(Gain) Loss on Change in Fair Value of Derivative Asset and Liability	2,070	(690)
Gain on Change in Fair Value of Contingent Liabilities and Shares Payable	0	(13,724)
Loss on Extinguishment of Debt	292	0
Other (Income) Expense, Net	(8,563)	(238)
Total Other (Income) Expense, Net	485	(5,482)
Income (Loss) from Operations Before Provision for Income Taxes	(17,018)	11,219
Provision for Income Taxes	11,934	10,498
Net Income (Loss)	(28,952)	721
Net Income Attributable to Non-Controlling Interest	707	202
Net Income (Loss) Attributable to the Company	$ (29,659)	$ 519
Loss Per Share - Basic and Diluted
Loss Per Share - Basic (in dollars per share)	$ (0.55)	$ (0.21)
Loss Per Share - Diluted (in dollars per share)	$ (0.55)	$ (0.21)
Weighted-Average Shares Outstanding - Basic and Diluted
Weighted-Average Shares Outstanding - Basic (in shares)	81,935,989	75,229,075
Weighted-Average Shares Outstanding - Diluted (in shares)	81,935,989	75,229,075